LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

LVIP American Century Disciplined Core Value Fund

Supplement Dated January 29, 2026
Statutory Prospectus dated May 1, 2025

Unless otherwise defined in this supplement, capitalized terms used in this supplement have the meanings assigned to them in the Statutory Prospectus

This Supplement updates certain information in the Statutory Prospectus for the LVIP American Century Disciplined Core Value Fund (the “Fund”). You may obtain copies of the Fund’s Statutory Prospectus free of charge, upon request, by calling toll-free 866‑436‑8717 or at www.lincolnfinancial.com/lvip.
At a meeting of the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) on December 8‑9, 2025, the Board approved changes to the name and strategy of the Fund, effective on or about May 1, 2026 (“Effective Date”).
As of the Effective Date, the Fund’s Statutory Prospectus is revised as follows:

1.	The Fund’s name is changed as noted. All references to the Fund’s name are revised accordingly.

New Fund Name (effective May 1, 2026)	Former Fund Name
LVIP Avantis Large Cap Value Fund	LVIP American Century Disciplined Core Value Fund

2.	The information under the heading Principal Investment Strategies on page 2 of the Fund’s Statutory Prospectus is deleted and replaced with the following:
American Century Investment Management, Inc. (the “Sub‑Adviser”) serves as the Fund’s sub‑adviser. The Sub‑Adviser is responsible for the day‑to‑day management of the Fund’s assets
The Fund invests primarily in a diverse group of U.S. large‑cap companies across market sectors and industry groups.
The Fund seeks to achieve higher expected returns by selecting securities of companies with higher profitability and value characteristics, as well as smaller market capitalizations relative to others within the Fund’s large cap investment universe. To identify the desired market capitalization companies with higher profitability and value characteristics, the Sub‑Adviser uses reported and/or estimated company financials and market data including, but not limited to, shares outstanding, book value and its components, cash flows from operations, and accruals. The Sub‑Adviser defines “value characteristics” mainly as adjusted book/price ratio (though other price to fundamental ratios may be considered). The Sub‑Adviser defines “profitability” mainly as adjusted cash from operations to book value ratio (though other ratios may be considered). The Sub‑Adviser may also consider other factors when selecting a security, including industry classification, the past performance of the security relative to other securities, its liquidity, its float, and tax, governance or cost considerations, among others. When the Sub‑Adviser identifies securities with the desired capitalization, profitability, value, and past performance characteristics, they seek to include these securities in the broadly diversified portfolio. To determine the weight of a security within the portfolio, the Sub‑Adviser uses the market capitalization of the security relative to that of other eligible securities as a baseline, then overweight or underweight the security based on the characteristics described above. The Sub‑Adviser may dispose of a security if it no longer has the desired market capitalization, profitability, or value characteristics. When determining whether to dispose of a security, the Sub‑Adviser will also consider, among other things, relative past performance, costs, and taxes. The Sub‑Adviser reviews the criteria for inclusion in the portfolio on a regular basis to maintain a focus on the desired broad set of U.S. companies.

Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities of large capitalization U.S. companies. To determine whether a company is a U.S. company, the Sub‑Adviser will consider various factors, including where the company is headquartered, where the company’s principal operations are located, where a majority of the company’s revenues are derived, where the principal trading market is located, the country in which the company was legally organized, and whether the company is in the Fund’s benchmark, the Russell 1000® Value Index. The Fund defines large capitalization companies as those with market capitalizations at least as large as the smallest company in the Russell 1000® Value Index. Though market capitalizations will change from time to time, as of September 30, 2025, the market capitalization of the smallest company in the Russell 1000® Value Index was approximately $1.1 billion.

3.	The information under the Principal Risks section on page 2 of the Fund’s Statutory Prospectus is deleted and replaced with the following:

•
Stock/Equity Investing Risk. Equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.

•
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.

•
Large‑Cap Company Risk. The Fund may invest a relatively large percentage of its assets in the securities of large capitalization companies. While securities in this capitalization range may represent a significant percentage of a market, the Fund’s performance may be adversely affected if securities of large capitalization companies underperform that sector or the market as a whole.

•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.

•	Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.

4.	The table under the Portfolio Managers section on page 3 of the Fund’s Statutory Prospectus is deleted and replaced with the following:

American Century Portfolio Managers	Company Title	Experience with Fund
Matthew Dubin	Portfolio Manager	Since May 1, 2026
Mitchell Firestein	Senior Portfolio Manager	Since May 1, 2026
Daniel Ong	Senior Portfolio Manager	Since May 1, 2026
Ted Randall	Senior Portfolio Manager	Since May 1, 2026
Eduardo Repetto	Chief Investment Officer of Avantis Investors	Since May 1, 2026

5.	The information under the heading Investment Objective and Principal Investment Strategies on page 5 of the Fund’s Statutory Prospectus is deleted and replaced with the following:

The Fund seeks long-term capital appreciation.
The Fund invests primarily in a diverse group of U.S. large‑cap companies across market sectors and industry groups.
The Fund seeks to achieve higher expected returns by selecting securities of companies with higher profitability and value characteristics, as well as smaller market capitalizations relative to others within the Fund ‘s large cap investment universe. To identify the desired market capitalization companies with higher profitability and value characteristics, the Sub‑Adviser uses reported and/or estimated company financials and market data including, but not limited to, shares outstanding, book value and its components, cash flows from operations, and accruals. The Sub‑Adviser defines “value characteristics” mainly as adjusted book/price ratio (though other price to fundamental ratios may be considered). The Sub‑Adviser defines “profitability” mainly as adjusted cash from operations to book value ratio (though other ratios may be considered). The Sub‑Adviser may also consider other factors when selecting a security, including industry classification, the past performance of the security relative to other securities, its liquidity, its float, and tax, governance or cost considerations, among others. When the Sub‑Adviser identifies securities with the desired capitalization, profitability, value, and past performance characteristics, they seek to include these securities in the broadly diversified portfolio. To determine the weight of a security within the portfolio, the Sub‑Adviser uses the market capitalization of the security relative to that of other eligible securities as a baseline, then overweight or underweight the security based on the characteristics described above. The Sub‑Adviser may dispose of a security if it no longer has the desired market capitalization, profitability, or value characteristics. When determining whether to dispose of a security, the Sub‑Adviser will also consider, among other things, relative past performance, costs, and taxes. The Sub‑Adviser reviews the criteria for inclusion in the portfolio on a regular basis to maintain a focus on the desired broad set of U.S. companies.
Under normal market conditions, the Fund will invest at least 80% of its assets in securities of large capitalization U.S. companies. To determine whether a company is a U.S. company, the Sub‑Adviser will consider various factors, including where the company is headquartered, where the company’s principal operations are located, where a majority of the company’s revenues are derived, where the principal trading market is located, the country in which the company was legally organized, and whether the company is in the Fund’s benchmark, the Russell 1000® Value Index. The Fund defines large capitalization companies as those with market capitalizations at least as large as the smallest company in the Russell 1000® Value Index. Though market capitalizations will change from time to time, as of September 30, 2025, the market capitalization of the smallest company in the Russell 1000® Value Index was approximately $1.1 billion.
Equity securities in which the Fund may invest include common stock, preferred stock, and equity-equivalent securities, such as convertible securities.
In the event of adverse market, economic, political, or other conditions, the Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies. To the extent the Fund assumes a defensive position, it may not achieve its investment objective.
A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the statement of additional information.

6.	The information under the heading Principal Risks beginning on page 5 of the Fund’s Statutory Prospectus is deleted and replaced with the following:
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.

Stock/Equity Investing Risk. Equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Stock declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on stock prices.
Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Large Cap Company Risk. The Fund may invest a relatively large percentage of its assets in the securities of large capitalization companies. While securities in this capitalization range may represent a significant percentage of a market, the Fund’s performance may be adversely affected if securities of large capitalization companies underperform that sector or the market as a whole.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of the security, an industry, a sector of the economy, or the overall securities market. In addition, the occurrence of geopolitical conflicts, war or terrorist activities could have adverse impacts on markets in various and unpredictable ways. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments, or the imposition of sanctions and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value.

7.	The following information under the Sub‑Adviser portion of Management and Organization beginning on page 6 is deleted and replaced by the following:

Sub‑Adviser	American Century Investment Management, Inc. (“American Century”) has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111. As of December 31, 2024, American Century managed $261.8 billion in assets. Avantis Investors is a division of American Century Investment Management, Inc.
American Century Portfolio Managers
Eduardo Repetto, Mitchell Firestein, Daniel Ong, Ted Randall, and Matthew Dubin are responsible for the day‑to‑day management of the Fund’s assets.

Eduardo Repetto, Mr. Repetto, Chief Investment Officer of Avantis Investors, joined Avantis Investors in 2019. Prior to joining Avantis Investors, he served in investment management roles at Dimensional Fund Advisors (DFA) from 2000 to 2017, including as co‑chief executive officer from 2010 to 2017, co‑chief investment officer from 2014 to 2017 and chief investment officer from 2007 to 2014. He has a Diploma de Honor in civil engineering from the Universidad de Buenos Aires, a master’s degree in engineering from Brown University and a Ph.D. in aeronautics from the California Institute of Technology.

Mitchell Firestein, Mr. Firestein, Senior Portfolio Manager, joined Avantis Investors in 2019. Prior to joining Avantis Investors, he served in investment management roles at Dimensional Fund Advisors (DFA) from 2005 to 2019, including as a senior portfolio manager and vice president in 2019 and as a portfolio manager from 2014 to 2018. He has a bachelor’s degree in finance and management from Tulane University.

Daniel Ong, Mr. Ong, Senior Portfolio Manager, joined Avantis Investors in 2019. Prior to joining Avantis Investors, he served as a senior portfolio manager and vice president at Dimensional Fund Advisors (DFA) from 2005 to 2019. He has a bachelor’s degree in economics from the University of California, Irvine and an MBA in finance and accounting from the University of Chicago Booth School of Business. He is a CFA charterholder.

Ted Randall, Mr. Randall, Senior Portfolio Manager, joined Avantis Investors in 2019. Prior to joining Avantis Investors, he was president and founder of Pro‑Value Construction Services, Inc. from 2016 to 2018. From 2001 to 2015, he served in investment management roles at Dimensional Fund Advisors (DFA), including as a portfolio manager and vice president from 2008 to 2015. He has a bachelor’s degree in business administration with a concentration in finance from the University of Southern California and a master’s degree in business administration from the Anderson School of Management at the University of California, Los Angeles.

Matthew Dubin, Mr. Dubin, Portfolio Manager, joined Avantis Investors in 2021. Prior to joining Avantis Investors, he served in investment management roles at Dimensional Fund Advisors from 2017 to 2021, including as an investment associate from 2020 to 2021 and as a portfolio management analyst from 2017 to 2020. He has a bachelor’s degree in business administration with a concentration in finance from the University of Michigan’s Ross School of Business.

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LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

LVIP American Century Disciplined Core Value Fund

Supplement Dated January 29, 2026

to the to the Statement of Additional Information (“SAI”) dated May 1, 2025

Unless otherwise defined in this supplement, capitalized terms used in this supplement have the meanings assigned to them in the SAI

This Supplement updates certain information in the SAI for the LVIP American Century Disciplined Core Value Fund (the “Fund”). You may obtain copies of the Fund’s SAI free of charge, upon request, by calling toll-free 866-436-8717 or at www.lincolnfinancial.com/lvip.

At a meeting of the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) on December 8-9, 2025, the Board approved changes to the name and strategy of the Fund, effective on or about May 1, 2026 (“Effective Date”).

As of the Effective Date, the Fund’s SAI is revised as follows:

1.	The Fund’s name is changed as noted. All references to the Fund’s name in the SAI are revised accordingly.

New Fund Name (effective May 1, 2026)	Former Fund Name
LVIP Avantis Large Cap Value Fund	LVIP American Century Disciplined Core Value Fund

2.	The following is added alphabetically to the SEC Names Rule Requirement section on page 29 of the SAI:

LVIP Avantis Large Cap Value Fund. The Fund’s policy of normally investing at least 80% of its assets in large cap value investments is a non-fundamental policy changeable only upon 60 days’ prior notice to shareholders

3.	The following is added alphabetically to the chart in the Other Accounts Managed section under the heading Portfolio Managers beginning on page 41 of the SAI:

Adviser/Sub- Adviser Portfolio Manager(s)	Total Number of Other Accounts	Total Assets (in millions) of Other Accounts	Number of Other Accounts Paying Performance Fees	Total Assets (in millions) of other Accounts Paying Performance Fees

American Century Investment Management, Inc.

Matthew Dubin[1]
Registered Investment Companies	4	$96,815	0	$0
Other Pooled Investment Vehicles	1	$324	0	$0
Other Accounts	21	$490	0	$0

Mitchell Firestein[1]
Registered Investment Companies	44	$96,815	0	$0
Other Pooled Investment Vehicles	1	$324	0	$0
Other Accounts	21	$490	0	$0

Daniel Ong[1]
Registered Investment Companies	49	$99,305	0	$0
Other Pooled Investment Vehicles	1	$324	0	$0
Other Accounts	21	$490	0	$0

Ted Randall[1]
Registered Investment Companies	44	$96,815	0	$0
Other Pooled Investment Vehicles	1	$324	0	$0
Other Accounts	21	$490	0	$0

Eduardo Repetto[1]
Registered Investment Companies	49	$99,305	0	$0
Other Pooled Investment Vehicles	1	$324	0	$0
Other Accounts	21	$490	0	$0

1 Information is as of November 30, 2025.

4.

The information under the Appendix C — Compensation Structures and Methodologies of Portfolio Managers —American Century Investment Management, Inc. (American Century) section beginning on page 65 of the SAI is deleted and replaced with the following:

American Century Investment Management, Inc. (American Century)

Compensation

American Century Investments portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. As of March 31, 2023, it includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity.

Base Salary

Portfolio managers receive base pay in the form of a fixed annual salary.

Bonus

A significant portion of portfolio manager compensation takes the form of an annual incentive bonus, which is determined by a combination of factors. One factor is investment performance of funds a portfolio manager manages. The mutual funds’ investment performance is generally measured by a combination of one-, three- and five-year pre-tax performance relative to various benchmarks and/or internally-customized peer groups. The performance comparison periods may be adjusted based on a fund’s inception date or a portfolio manager’s tenure on the fund.

Portfolio managers may have responsibility for multiple American Century Investments products. In such cases, the performance of each is assigned a percentage weight appropriate for the portfolio manager’s relative levels of responsibility. Portfolio managers also may have responsibility for other types of managed portfolios or ETFs. If the performance of a managed account or ETF is considered for purposes of compensation, it is generally measured via the same criteria as an American Century Investments mutual fund (i.e., relative to the performance of a benchmark and/or peer group).

A second factor in the bonus calculation relates to the performance of a number of American Century Investments products managed according to one of the following investment disciplines: global growth equity, global value equity, disciplined equity, global fixed-income, and multi-asset strategies. The performance of American Century ETFs may also be included for certain investment disciplines. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one-, three- and five-year performance (equal or asset weighted) depending on the portfolio manager’s responsibilities and products managed and the composite for certain portfolio managers may include multiple disciplines. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

A portion of portfolio managers’ bonuses may be discretionary and may be tied to factors such as profitability or individual performance goals, such as research projects and the development of new products.

Restricted Stock Plans

Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual’s grant is determined by individual and product performance as well as other product-specific considerations such as profitability. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three to four years).

Deferred Compensation Plans

Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century Investments mutual funds in which the portfolio manager chooses to invest them.

Avantis Compensation Structure

Base Salary

Portfolio managers receive base pay in the form of a fixed annual salary.

Bonus

A significant portion of the portfolio managers’ compensation takes the form of an annual bonus. The annual bonus of the Chief Investment Officer of Avantis is tied to average assets under management in the Avantis Investors’ funds. The bonuses of all other portfolio managers are discretionary, allocated by the Chief Investment Officer of Avantis, based on individual performance. Factors impacting the discretionary bonus may include a portfolio manager’s understanding and improvement of the funds’ investment models, efficient execution of investment decisions, and client interaction.

Restricted Stock Plans Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual’s grant is determined several factors including but not limited to individual and product performance & manager discretion. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three to four years).

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